STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Notes and other explanatory information [abstract]
Balance, beginning of period	$ 23,841	$ 21,204
Share-based compensation expense	285	1,512
Balance, end of period	$ 24,126	$ 22,716